As filed with the Securities and Exchange Commission on August 17, 2007


                                                    1933 Act File No. 333-118634
                                                     1940 Act File No. 811-21625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            Pre-Effective Amendment No.  ___                 [ ]


                          Post-Effective Amendment No. 6                     [X]


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                  Amendment No. 8                            [X]



                        (Check appropriate box or boxes.)

                     Intrepid Capital Management Funds Trust

                       3652 South Third Street, Suite 200
                        Jacksonville Beach, Florida 32250
               (Exact name of Registrant as Specified in Charter)
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (904) 246-3433

                                 Mark F. Travis
                        Intrepid Capital Management, Inc.
                       3652 South Third Street, Suite 200
                       Jacksonville Beach , Florida 32250
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Richard L. Teigen
                               Foley & Lardner LLP
                            777 East Wisconsin Avenue
                            Milwaukee, WI 53202-5306

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [X] on October 31, 2007 pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                 (INTREPID CAPITAL MANAGEMENT FUNDS TRUST LOGO)



                              INTREPID CAPITAL FUND
                             INTREPID SMALL CAP FUND
                              INTREPID INCOME FUND
                              INTREPID ALL CAP FUND
                                   PROSPECTUS
                                OCTOBER 31, 2007



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS


Questions Every Investor Should Ask Before Investing in the Funds              1
Fees and Expenses of the Funds                                                 6
Investment Objective                                                           7
Principal Investment Strategies                                                8
Disclosure of Portfolio Holdings                                               9
Management of the Funds                                                        9
Share Prices of the Funds                                                     13
Purchasing Shares                                                             14
Redeeming Shares                                                              19
Exchanging Shares                                                             23
Dividends, Distributions and Taxes                                            24
Financial Highlights                                                          25
Privacy Policy                                                              PP-1


Intrepid Capital Management Funds Trust      1-866-996-FUND
3652 South Third Street                      (Fund  &  Account  Information)
Suite 200                                    http://www.intrepidcapitalfunds.com
Jacksonville  Beach, FL  32250

The Intrepid Capital Fund is a mutual fund seeking to provide long-term capital appreciation and high current income.

The Intrepid Small Cap Fund is a mutual fund seeking to provide long-term capital appreciation.

The Intrepid Income Fund is a mutual fund seeking to provide high current income and capital appreciation.


The Intrepid All Cap Fund is a mutual fund seeking to provide long-term capital appreciation.



Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund (collectively, the "Funds") invest and the services they offer to shareholders.


                       QUESTIONS EVERY INVESTOR SHOULD ASK
                          BEFORE INVESTING IN THE FUNDS

1.   WHAT ARE EACH FUND'S GOALS?

     The Intrepid Capital Fund seeks long-term capital appreciation and high current income.

     The  Intrepid  Small  Cap  Fund  seeks  long-term  capital  appreciation.

     The Intrepid Income Fund seeks high current income and capital appreciation.


     The  Intrepid  All  Cap  Fund  seeks  long-term  capital  appreciation.


2.   WHAT ARE EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     Intrepid  Capital  Fund
     -----------------------
     The Intrepid Capital Fund invests primarily in undervalued small and mid capitalization (i.e., less than $10 billion of market capitalization), common stocks and high yield securities. The Intrepid Capital Fund believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company. The Intrepid Capital Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.

     The Intrepid Capital Fund's investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase. Duration is a measure of a debt security's price sensitivity, taking into account a debt security's cash flows over time. For example, a security with a duration of five would likely drop five percent in value if interest rates rose one percentage point.

     Additionally, the Intrepid Capital Fund's investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below-investment grade by a nationally recognized statistical rating agency. The Intrepid Capital Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities.

     Intrepid  Small  Cap  Fund
     --------------------------
     The Intrepid Small Cap Fund normally invests at least 80% of its net assets in common stocks of small capitalization (i.e., less than $2 billion of market capitalization) companies. Like the Intrepid Capital Fund, the Intrepid Small Cap Fund invests in undervalued common stocks and believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company. The Intrepid Small Cap Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry. In determining the presence of these factors, the Intrepid Small Cap Fund's investment adviser reviews periodic reports filed with the Securities and Exchange Commission
("SEC")  as  well  as  industry  publications.

     Intrepid Income Fund
     --------------------
     The Intrepid Income Fund primarily invests (up to 100% of its net assets) in high yield securities. High yield securities typically pay high current interest. They also offer the potential for capital appreciation when purchased at a discount to par value or when favorable company-specific events occur or changes in interest rates increase the price in the short-term. Like the Intrepid Capital Fund, the Intrepid Income Fund's investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase. Duration is a measure of a debt security's price sensitivity taking in to account a debt security's cash flows over time. For example, a security with a duration of five would likely drop five percent in value if interest rates rose one percentage point. Also, like the Intrepid Capital Fund, the Intrepid Income Fund's investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below investment grade by a nationally recognized statistical rating agency. The Intrepid Income Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities. When the spread between the interest rates earned on high yield securities and the interest rates earned on investment grade debt securities narrows, the Income Fund may invest in investment grade debt securities and money market instruments. The investment grade debt securities in which the Income Fund invests typically will have a duration of two to six years.


     Intrepid All Cap Fund
     ---------------------
     The Intrepid All Cap Fund normally invests at least 80% of its net assets in common stocks of companies of any size capitalization. Like the Intrepid Capital Fund and the Intrepid Small Cap Fund, the Intrepid All Cap Fund invests in undervalued common stocks and believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company. The Intrepid All Cap Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry. In determining the presence of these factors, the Intrepid All Cap Fund's investment adviser reviews periodic reports filed with the SEC as well as industry publications.


3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN EACH FUND?


     Investors in the Funds may lose money. There are risks associated with the types of securities in which the Funds invest. These risks include "Market Risk", "Small-Cap Risk", "Value Investing Risk", "Non-Diversification Risk", "Interest Rate Risk", "Credit Risk" and "High Yield Risk". Each of the Funds has similar exposure to "Market Risk" and "Non-Diversification Risk". Each of the Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid All Cap Fund has exposure to "Small Cap Risk" and "Value Investing Risk" with the Small Cap Fund having a somewhat greater exposure to "Small Cap Risk" because it invests a higher percentage of its net assets in common stocks of small capitalization companies. Each of the Intrepid Capital Fund and the Intrepid Income Fund is subject to "Interest Rate Risk", "Credit Risk" and "High Yield Risk".


     o MARKET RISK: The prices of the securities in which each Fund invests may decline for a number of reasons.

     o SMALL-CAPITALIZATION RISK: Small companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions. Stocks of smaller companies are often more volatile and tend to have less trading volume than those of larger companies. Less trading volume may make it more difficult to sell securities of smaller companies at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.

     o VALUE INVESTING RISK: A Fund may be wrong in its assessment of a company's value or the market may not recognize improving fundamentals as quickly as the Fund anticipated. In such cases, the stock may not reach the price that reflects the intrinsic value of the company. There are periods when the value investing style falls out of favor with investors and in such periods a Fund may not perform as well as other mutual funds investing in common stocks.

     o NON-DIVERSIFICATION RISK: Each Fund is a non-diversified fund. As such, each may invest a greater portion of its assets in the securities of one issuer than a diversified fund. Each Fund may be more sensitive to economic, business, political or other changes than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares.

     o INTEREST RATE RISK: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. There have been extended periods of increases in interest rates that have caused significant declines in bond prices.

     o CREDIT RISK: The issuers of the bonds and other debt securities held by the Fund may be unable to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security and lead to greater volatility in the price of the security.

     o HIGH YIELD RISK: Investment in high yield securities can involve a substantial risk of loss. These securities, commonly called "junk bonds," are rated below investment grade and considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities are susceptible to default or decline in market value due to adverse economic and business developments. High yield securities are generally much less liquid than investment grade debt securities and their market values tend to be very volatile. In addition, high yield securities tend to have greater credit risk than investment grade securities.

     Because of these risks, each Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Funds.

4.   HOW HAVE THE FUNDS PERFORMED?


     The following charts show how the Intrepid Capital Fund and the Intrepid Small Cap Fund have performed and provide some indication of the risks of investing in these Funds. The Intrepid Income Fund and the Intrepid All Cap Fund have no performance history. The bar chart shows the calendar year performance of the Intrepid Capital Fund and the Intrepid Small Cap Fund. The table below the Intrepid Capital Fund bar chart compares the performance of that Fund to the S&P 500 Index, Merrill Lynch High Yield Master II Index and two blended indexes. The table below the Intrepid Small Cap Fund bar chart compares the performance of that Fund to the Russell 2000 Total Return Index.


     Past performance, before and after taxes, does not indicate how the Funds will perform in the future.

                              INTREPID CAPITAL FUND
                         TOTAL RETURN PER CALENDAR YEAR

                              2006          15.32%

Best Quarter       December 31, 2006     7.41%
Worst Quarter      June 30, 2006        (0.39)%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2006)
                                                       1 YEAR   (SINCE THE FUND'S INCEPTION)*<F1>
                                                       ------   ---------------------------------
INTREPID CAPITAL FUND
---------------------
Return Before Taxes                                    15.32%                   6.46%
Return After Taxes on Distributions                    14.37%                   5.73%
Return After Taxes on Distributions
  and Sale of Fund Shares                              10.89%                   5.30%
S&P 500 Index(1)<F2>                                   15.80%                  10.71%
Merrill Lynch High Yield Master II(2)<F3>              11.77%                   7.10%
Lehman Brothers U.S. Government/Credit Index(3)<F4>     3.78%                   3.07%
Merrill Combined Index(4)<F5>                          14.19%                   9.06%
Lehman Combined Index(5)<F6>                           10.88%                   7.41%

*<F1>     Inception  date  is  January  3,  2005.
(1)<F2> The S&P 500 Index is a widely recognized unmanaged index of stock prices.
(2)<F3> The Merrill Lynch High Yield Master II Index is Merrill Lynch's broadest high yield index.
(3)<F4> The Lehman Brothers U.S. Government/Credit Index is the non-securitized component of the U.S. Aggregate Index. The Lehman Brothers U.S. Government/Credit Index includes Treasuries, Government-Related Issues and USD Corporates.
(4)<F5> The Merrill Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Merrill Lynch High Yield Master II Index.
(5)<F6> The Lehman Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Lehman Brothers U.S. Government/Credit Index.

                             INTREPID SMALL CAP FUND
                         TOTAL RETURN PER CALENDAR YEAR

                              2006          14.59%

Best  Quarter      December  31,  2006     10.85%
Worst  Quarter     June  30,  2006         (0.68)%


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2006)
                                            1 YEAR   (SINCE THE FUND'S INCEPTION)*<F7>
                                            ------    --------------------------------
INTREPID SMALL CAP FUND
Return Before Taxes                         14.59%                  13.10%
Return After Taxes on Distributions         14.22%                  12.80%
Return After Taxes on Distributions
  and Sale of Fund Shares                    9.74%                  11.05%
Russell 2000 Total Return Index(1)<F8>      18.37%                  15.18%

*<F7>     Inception  date  is  October  3,  2005.
(1)<F8> The Russell 2000 Index is a popular measure of the stock performance of small companies. It is comprised of the 2,000 smallest companies in the Russell 3000 Index, which is comprised of the 3,000 largest U.S. Companies based on market capitalization.

                         FEES AND EXPENSES OF THE FUNDS

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                  INTREPID        INTREPID         INTREPID         INTREPID
SHAREHOLDER FEES                                  CAPITAL        SMALL CAP          INCOME           ALL CAP
(fees paid directly from your investment)           FUND            FUND             FUND              FUND
                                                  -------        ---------         --------          --------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)               None             None             None              None
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)               None             None             None              None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and Distributions
(as a percentage of offering price)               None             None             None              None
Redemption Fee                                    2.00%(1)<F9>     2.00%(1)<F9>     2.00%(1)<F9>      2.00%(1)<F9>
Exchange Fee                                      None(1)<F9>      None(1)<F9>      None(1)<F9>       None(1)<F9>



ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                   1.00%            1.00%            0.75%             1.00%
Distributions and/or Service (12b-1) Fees         0.25%            0.25%            0.25%             0.25%
Other Expenses                                    0.83%            6.63%            1.00%(4)<F12>     1.00%(4)<F12>
Acquired Fund Fees and Expenses(2)<F10>           0.02%            0.02%            0.00%             0.00%
                                                  ----             ----             ----              ----
Total Annual Fund Operating Expenses              2.10%(2)<F10>    7.90%(2)<F10>    2.00%             2.25%
Less Fee Waiver/Expense Reimbursement            (0.13)%          (5.93)%          (0.75)%(4)<F12>   (0.30)%(4)<F12>
                                                  ----             ----             ----              ----
Net Annual Operating Expenses(3)<F11>             1.97%            1.97%            1.25%             1.95%
                                                  ----             ----             ----              ----
                                                  ----             ----             ----              ----



(1)<F9> If you redeem shares that you have owned less than "30 days", a 2.00% fee will be deducted from the value of your redemption proceeds. This fee is payable to the Fund. The 2.00% redemption fee does not apply to exchanges between Funds. Our transfer agent charges a fee of $15.00 for each wire redemption. Our transfer agent charges a $5.00 fee for each telephone exchange.
(2)<F10> Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Intrepid Capital Fund and the Intrepid Small Cap Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 2.08% and 7.88% for the Intrepid Capital and Small Cap Funds respectively, and the Net Annual Operating Expenses would have been 1.95% for both Funds after the fee waiver. The Intrepid Income Fund estimates that its Acquired Fund Fees and expenses will be less than 0.01%.
(3)<F11> The Adviser has contractually agreed to reduce its fees and/or reimburse each Fund to the extent necessary to ensure that Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.95% per year through September 30, 2007 for the Intrepid Capital Fund and Intrepid Small Cap Fund, 1.95% through September 30, 2009 for the Intrepid All Cap Fund, 1.25% through
          September 30, 2008 for the Intrepid Income Fund. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.95% of the Fund's average daily net assets in the year of reimbursement for the Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid All Cap Fund and 1.25% for the Intrepid Income Fund.
(4)<F12>  Estimated.


EXAMPLE

     This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The one year expense amount and the first year of the 3, 5 and 10 year expense amounts for each Fund reflect the "Net Annual Operating Expenses" of each Fund that result from the contractual fee waiver/expense reimbursement arrangement. The second and later years of the 3, 5 and 10 year expense amounts for each Fund reflect the "Total Annual Fund Operating Expenses" of each Fund without the contractual fee waiver/expense reimbursement arrangement. The Example also assumes that your investment has a five percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           --------     -----------     ----------     ---------
Intrepid Capital Fund        $200          $645           $1,117         $2,421
Intrepid Small Cap Fund      $200        $1,781           $3,272         $6,636
Intrepid Income Fund         $127          $555              N/A            N/A
Intrepid All Cap Fund        $198          $675              N/A            N/A


                              INVESTMENT OBJECTIVE


     The Intrepid Capital Fund seeks long-term capital appreciation and high current income, the Intrepid Small Cap Fund seeks long-term capital appreciation, the Intrepid Income Fund seeks high current income and capital appreciation and the Intrepid All Cap Fund seeks long-term capital appreciation. In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in each Fund may not appreciate and investors could lose money.


     Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions. This means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). As a result, a Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent it invests in money market instruments. Each of the Intrepid Capital Fund and the Intrepid Income Fund will not be able to achieve its investment objective of high current income to the extent it invests in money market instruments since money market instruments usually have a lower yield than the high yield securities in which the Intrepid Capital Fund and the Intrepid Income Fund invest. When each Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.


     The Intrepid Small Cap Fund has a non-fundamental investment policy to normally invest 80% of its net assets in common stocks of small capitalization companies and the Intrepid All Cap Fund has a non-fundamental policy to normally invest 80% of its net assets in common stocks. Each of these Funds will provide a 60 day notice to its shareholders before implementing a change in policy.


                         PRINCIPAL INVESTMENT STRATEGIES

     Common  Stock  Investments
     --------------------------


     Each of the Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid All Cap Fund typically will hold common stocks of approximately 25 to 40 different companies. By limiting their holdings to a relatively small number of positions, these Funds will invest in only the best ideas of their investment adviser. However, this limitation may cause the performance of each Fund to be more volatile as each position is likely to have a more meaningful impact on performance than if the Fund had invested in a greater number of securities.


     Each Fund typically will hold a position until either the price reaches the target valuation level or the Fund determines that the price is unlikely to reach that level. Each Fund may hold stocks for several years or longer, if necessary.

     High  Yield  Security  Investments
     ----------------------------------

     The Intrepid Capital Fund will typically hold high yield securities of approximately 10-25 companies with approximately 20% to 60% of the Intrepid Capital Fund's total assets held in such high yield securities. The Intrepid Income Fund typically will hold high yield securities of approximately 10-30 companies. These Funds normally will not purchase high yield securities that are not rated at least "CCC" by Standard & Poor's ("S&P ") or at least "Caa" by Moody's Investors Service , Inc. ("Moody's"), and will not continue to hold high yield securities that have received a credit downgrade unless the security is rated either at least "C" by S&P or at least "C" by Moody's. Notwithstanding the foregoing, the Intrepid Income Fund may purchase securities in default if it believes the default will be cured and the Intrepid Capital Fund may purchase securities in default if it believes the default will be cured or in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.

     The investments of the Intrepid Capital Fund and the Intrepid Income Fund in high yield securities are a means of attempting to achieve returns that exceed those of five-year treasury securities. In purchasing high yield securities, these Funds examine the universe of all high yield corporate bonds seeking those that are attractively priced relative to their risk. In assessing risk these Funds independently assess many of the same factors considered by S&P and Moody's. In evaluating price the Funds typically consider the lowest possible yield that could be realized in owning the security, assuming it does not default. These Funds often purchase high yield securities shortly after a credit downgrade to less than investment grade. At such times, many institutional investors may be required to sell such securities creating a selling demand that might result in more attractive pricing. Each of these Funds will sell a high yield security if the yield no longer compensates owners for the risks of holding the security or if other securities are more attractively priced relative to their risk. The former might occur if the credit weakens and the latter might occur if the issuer's business outlook improves and the security's yield declines.

     Portfolio  Turnover
     -------------------

     None of the Funds engage in trading for short-term profits unless it is in the best interests of a Fund to do so.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI").

                             MANAGEMENT OF THE FUNDS

     Intrepid Capital Management, Inc. (the "Adviser"), located at 3652 South Third Street, Suite 200, Jacksonville Beach, Florida 32250, is the investment adviser for the Funds. The Adviser has been conducting an investment advisory business since 1994. Its clientele historically and primarily consists of high net-worth individuals. As of December 31, 2006, the Adviser had approximately $425 million in assets under management.

     Under an investment advisory agreement, the Trust, on behalf of the Intrepid Capital Fund, compensates the Adviser at an annualized rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund's average daily net assets in excess of $500 million.

     Under an investment advisory agreement, the Trust, on behalf of the Intrepid Small Cap Fund, compensates the Adviser at an annualized rate of 1.00% of the Fund's average daily net assets.

     Under an investment advisory agreement, the Trust, on behalf of the Intrepid Income Fund, compensates the Adviser at an annualized rate of 0.75% of the Fund's average daily net assets.


     Under an investment advisory agreement, the Trust, on behalf of the Intrepid All Cap Fund, compensates the Adviser at an annualized rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund's average daily net assets in excess of $500 million.



     A discussion regarding the basis for the Board of Trustee's approval of the Intrepid Capital Fund's investment advisory agreement and the Intrepid Small Cap Fund's investment advisory agreement is available in the Semi-Annual Report to Shareholders for the period ended March 31, 2007. A discussion regarding the basis for the Board of Trustee's approval of the Intrepid Income Fund's investment advisory agreement will be available in the Annual Report to Shareholders for the period ending September 30, 2007. A discussion regarding the basis for the Board of Trustee's approval of the Intrepid All Cap Fund's investment advisory agreement will be available in the Semi-Annual Report to Shareholders for the period ending March 31, 2008.



     As investment adviser, the Adviser manages the investment portfolio of each Fund. The Adviser decides which securities to buy and sell. All of the investment decisions by the Adviser for the Intrepid Capital Fund are made by a team of four investment professionals led by Mark Travis. Mr. Travis is a founder and has been the President of the Adviser since 1994. All of the investment decisions by the Adviser for the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund are made by the same team of professionals led by Eric Cinnamond with respect to the Intrepid Small Cap Fund, Jayme Wiggins with respect to the Intrepid Income Fund and Gregory Estes with respect to the Intrepid All Cap Fund. Mr. Cinnamond has been the Vice President/Director of Research of the Adviser since 1998. Mr. Wiggins has been an analyst for the Adviser since 2002, and portfolio manager for the Adviser since 2005. Mr. Estes has been a Vice President and portfolio manager for the Adviser since 2000. With respect to each of the Funds, the lead member of the team makes the final investment decisions based on the information team members provide. Team members may also execute decisions of the lead member.


     The Funds' SAI provides additional information about the compensation of each member of the investment teams, other accounts managed by them and their ownership of shares of the Funds.

HISTORICAL PERFORMANCE OF OTHER ACCOUNTS
MANAGED BY THE ADVISER


     The Adviser has managed portfolios similar to the Intrepid Capital Fund ("Balanced Accounts"), Intrepid Small Cap Fund ("Small Cap Accounts") and the Intrepid Income Fund ("Income Accounts") and the Intrepid All Cap Fund ("All Cap Accounts"). The Balanced Accounts include all portfolios managed by the Adviser with objectives, strategies and policies substantially similar to those employed by the Intrepid Capital Fund. The Small Cap Accounts include all portfolios managed by the Adviser with objectives, strategies and policies substantially similar to those employed by the Small Cap Fund. The Income Accounts include all portfolios managed by the Adviser with objectives, strategies and policies substantially similar to those employed by the Income Fund. The All Cap
Accounts include all portfolios managed by the Adviser with objectives, strategies and policies similar to those employed by the All Cap Fund. The Funds are providing composite historical performance data for the Adviser's Balanced Accounts, Small Cap Accounts, Income Accounts and All Cap Accounts. The following performance data is historical and investors should not consider this performance data as an indication of the future performance of the Funds. Investors should not rely on the historical performance data when making an investment decision.



     All returns are time-weighted total rate of return and include the reinvestment of dividends and interest. The performance data for each of the Balanced Accounts, Small Cap Accounts, Income Accounts and All Cap Accounts is net of investment advisory fees and expenses. The fees and expenses of the Balanced Accounts were less than the annual expenses of the Intrepid Capital Fund. The fees and expenses of the Small Cap Accounts were less than the annual expenses of the Small Cap Fund. The fees and expenses of the Income Accounts were less than the estimated annual expenses of the Income Fund. The fees and expenses of the All Cap Accounts were less than the estimated annual expenses of the All Cap Fund. The performance of each of the Balanced Accounts, Small Cap Accounts, Income Accounts and All Cap Accounts would have been lower had they incurred higher fees and expenses. None of the Balanced Accounts, the Small Cap Accounts, the Income Accounts or the All Cap Accounts were subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable may have adversely affected their performance results.



     The performance information for the indices is based on data supplied by the Adviser or from statistical services, reports or other sources that the Adviser believes are reliable, but such data has not been audited. The performance information for both the Balanced Accounts and the Small Cap Accounts for calendar year 1999 through the end of calendar year 2002 has been examined by Ennis Pellum & Associates, P.A. (formerly Ennis Pellum & Griggs, PA) in accordance with Level II verification procedures of the Association for Investment Research and Management ("AIMR"). In addition, for calendar years 2003 and 2004, The Griggs Group, CPAs performed a Global Investment Performance Standards ("GIPS") verification of the Adviser in accordance with AIMR procedures. The performance information for the Income Accounts and the All Cap Accounts is not verified.



ANNUAL RATE OF RETURN
YEARS ENDED DECEMBER 31,                1997     1998     1999     2000      2001
------------------------                ----     ----     ----     ----      ----
Intrepid Capital Fund                    n/a      n/a      n/a      n/a       n/a
Balanced Accounts Composite(1)<F13>    25.23%   10.02%    2.81%    8.91%    12.50%
S&P 500  Index(2)<F14>                 33.33%   28.59%   21.03%   (9.15)%  (11.91)%
Merrill Lynch High Yield
  Master II Index(3)<F15>              13.27%    2.95%    2.51%   (5.12)%    4.48%
Combined Index(4)<F16>                 25.18%   18.15%   13.45%   (7.30)%   (5.33)%

Intrepid Small Cap Fund                  n/a      n/a      n/a      n/a       n/a
Small Cap Accounts Composite(5)<F17>     n/a      n/a    (8.56)%  17.93%    20.53%
Russell 2000  Index(6)<F18>              n/a      n/a    21.26%   (3.02)%    2.49%

Income Accounts Composite(7)<F19>        n/a      n/a      n/a     1.11%    18.13%
Merrill Lynch High Yield
  Master II Index(3)<F15>              13.27%    2.95%    2.51%   (5.12)%    4.48%

All Cap Accounts Composite(8)<F20>     27.36%   16.43%   (1.40)%  13.02%    14.55%
S&P 500  Index(2)<F14>                 33.33%   28.59%   21.03%   (9.15)%  (11.91)%
Russell 3000  Index(9)<F21>            31.70%   23.95%   20.89%   (7.48)%  (11.43)%



YEARS ENDED DECEMBER 31,                2002     2003     2004     2005      2006
------------------------                ----     ----     ----     ----      ----
Intrepid Capital Fund                    n/a      n/a      n/a      n/a     15.32%
Balanced Accounts Composite(1)<F13>    (0.50)%  22.93%   11.56%    1.18%    12.18%
S&P 500  Index(2)<F14>                (22.15)%  28.62%   10.92%    4.88%    15.80%
Merrill Lynch High Yield
  Master II Index(3)<F15>              (1.89)%  28.15%   10.87%    2.74%    11.77%
Combined Index(4)<F16>                (14.27)%  28.60%   10.97%    4.06%    14.19%

Intrepid Small Cap Fund                  n/a      n/a      n/a      n/a     14.59%
Small Cap Accounts Composite(5)<F17>    8.79%   16.91%   12.82%    3.38%    11.44%
Russell 2000  Index(6)<F18>           (20.48)%  47.25%   18.33%    4.55%    18.37%

Income Accounts Composite(7)<F19>       4.67%   26.21%   10.44%   (0.66)%    9.03%
Merrill Lynch High Yield
  Master II Index(3)<F15>              (1.89)%  28.15%   10.87%    2.74%    11.77%

All Cap Accounts Composite(8)<F20>     (6.09)%  19.47%   13.26%    2.79%    14.66%
S&P 500  Index(2)<F14>                (22.15)%  28.62%   10.92%    4.88%    15.80%
Russell 3000  Index(9)<F21>           (21.54)%  31.06%   11.95%    6.15%    15.81%



(1)<F13> Rates of return are shown net of management fees. The annual rate of return for 1997-2006 before management fees was 26.54%, 10.29%, 3.81%, 10.01%, 13.98%, 0.82%, 24.49%, 12.94%, 2.41% and
          13.55%,  respectively.
(2)<F14> The S&P 500 Index is a widely recognized unmanaged index of stock prices.
(3)<F15> The Merrill Lynch High Yield Master II Index is Merrill Lynch's broadest high yield index.
(4)<F16> The Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Merrill Lynch High Yield Master II Index.
(5)<F17> Rates of return are shown net of management fees. The annual rate of return for 1999-2006 before management fees was (7.97)%, 18.82%, 21.65%, 9.91%, 18.23%, 14.12%, 4.60%, and 12.76%,
          respectively.
(6)<F18> The Russell 2000 Index is a popular measure of the stock performance of small companies. It is comprised of the 2,000 smallest companies in the Russell 3000 Index, which is comprised of the 3,000 largest U.S. Companies based on market capitalization.
(7)<F19> Rates of return are shown net of management fees. The annual rate of return for 2000-2006 before management fees were 2.16%, 18.76%, 5.46%, 27.16%, 11.27%, 0.09%, and 9.85%, respectively.
(8)<F20> Rates of return are shown net of management fees. The annual rate of return for 1997-2006 before management fees were 29.26%, 17.40%, (0.41)%, 13.97%, 15.82%, (4.90)%, 20.98%, 14.69%, 4.09%, and
          16.10%,  respectively.
(9)<F21> The Russell 3000 Index is a popular measure of stock performance. It is comprised of the 3,000 largest U.S. companies based on stock market capitalization.



SEC ANNUALIZED TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 2006)
                                            ONE YEAR     FIVE YEARS    TEN YEARS
                                            --------     ----------    ---------
Intrepid Capital Fund                        15.32%          n/a            n/a
Balanced Accounts Composite                  12.18%         9.14%         10.39%
S&P 500  Index                               15.80%         6.17%          8.42%
Merrill Lynch High Yield Master II Index     11.77%         9.86%          6.61%
Combined Index                               14.19%         7.78%          7.91%


                                                           SINCE THE INCEPTION
                                                          DATE OF THE SMALL CAP
                                                            ACCOUNTS COMPOSITE
                              ONE YEAR     FIVE YEARS       (OCTOBER 31, 1998)
                              --------     ---------      ---------------------
Intrepid Small Cap Fund        14.59%         n/a                   n/a
Small Cap Accounts Composite   11.44%       10.58%                 10.48%
Russell 2000  Index            18.37%       11.39%                 10.79%

                                                                      SINCE THE INCEPTION
                                                                      DATE OF THE INCOME
                                                                      ACCOUNTS COMPOSITE
                                          ONE YEAR     FIVE YEARS      (APRIL 30, 1999)
                                          --------     ----------     -------------------
Income Accounts Composite                     9.05%        9.58%             8.35%
Merrill Lynch High Yield Master II Index     11.77%        9.86%             6.04%


                                          ONE YEAR     FIVE YEARS     TEN YEARS
                                          --------     ----------     ---------
All Cap Accounts Composite                 14.66%         8.42%         10.98%
S&P 500  Index                             15.80%         6.17%          8.42%
Russell 3000  Index                        15.81%         7.19%          8.63%


     Please remember that performance may not be an indication of future rate of return. Investors should consider qualitative circumstances when comparing investment returns and should only compare portfolios with generally similar investment objectives.

                            SHARE PRICES OF THE FUNDS

     The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value ("NAV"). Each Fund normally calculates its NAV as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day the NYSE is open for trading. The NYSE is closed on national holidays, Good Friday and weekends. Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost. They value securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees.

FAIR VALUE PRICING

     The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell the security at the fair market value. Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded. Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the NYSE.

GOOD ORDER

     The Funds will process purchase orders and redemption orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. They will process purchase orders and redemption orders that they receive in good order after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. An investor's purchase order or redemption request will be considered in good order if the letter of instruction includes the name of the Fund, the dollar amount or number of shares to be purchased or redeemed, the signature of all registered shareholders, including a signature guarantee when required, and the account number. If an investor sends a purchase order or redemption request to the Funds' corporate address, instead of to its transfer agent, the Funds will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.

DISTRIBUTION FEES

     The Funds have adopted a distribution plan pursuant to Rule 12b-l under the Investment Company Act. This Plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASING SHARES

HOW TO PURCHASE SHARES FROM THE FUNDS

     1.   Read  this  Prospectus  carefully.

     2. Determine how much you want to invest keeping in mind the following minimums:

          A.   NEW  ACCOUNTS
               o   Individual Retirement Accounts                      $2,500
               o   All  other Accounts                                 $2,500
                   o   with automatic investment plan                  $2,500

          B.   EXISTING  ACCOUNTS
               o   Dividend reinvestment                          No  Minimum
               o   All  other investments                                $100
                   o   with automatic investment plan         Minimum monthly
                                                                draw  of  $100

     3. Complete the New Account Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Funds have additional New Account Applications and remittance forms if you need them.) If you have any questions, please call 1-866-996-FUND.

     4. Make your check payable to the Fund you are purchasing. All checks must be in U.S. dollars drawn on U.S. banks. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashiers checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, U.S.
          Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order of payment. U.S. BANCORP FUND SERVICES, LLC, THE FUNDS' TRANSFER AGENT, ("USBFS" OR "TRANSFER AGENT"), WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK, AUTOMATIC INVESTMENT PURCHASE OR ELECTRONIC FUNDS TRANSFER RETURNED FOR ANY REASON. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY A FUND AS A RESULT.

     5.   Send  the  application  and  check  to:
          BY  FIRST  CLASS  MAIL:
               Intrepid  Capital  Management  Funds  Trust
               c/o  U.S.  Bancorp  Fund  Services,  LLC
               P.O.  Box  701
               Milwaukee,  WI  53201-0701

          BY  OVERNIGHT  DELIVERY  SERVICE  OR  EXPRESS  MAIL:
               Intrepid  Capital  Management  Funds  Trust
               c/o  U.S.  Bancorp  Fund  Services,  LLC
               615  East  Michigan  Street,  3rd  Floor
               Milwaukee,  WI  53202-5207

     PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

MAKING AN INITIAL INVESTMENT BY WIRE


     If you wish to open an account by wire, please contact the Funds' Transfer Agent, at 1-866-996-FUND before you wire funds to make arrangements with a telephone service representative. The Funds' Transfer Agent will require you to complete an account application which you may mail or send by overnight delivery service to the transfer agent. Upon receipt of your completed account application, the Funds' Transfer Agent will establish an account and an account number for you. You may then instruct your bank to wire transfer your investment as set forth below.


MAKING A SUBSEQUENT INVESTMENT BY WIRE

     To make a subsequent investment by wire, please contact the Funds' Transfer Agent, at 1-866-996-FUND before you send your wire. This will alert the Funds to your intention and will ensure proper credit when your wire is received.
Instruct  your  bank  to  wire  transfer  your  investment  to:

                    U.S.  Bank,  N.A.
                    777  East  Wisconsin  Avenue
                    Milwaukee,  WI  53202
                    ABA  #075000022

                    For credit to U.S. Bancorp Fund Services, LLC Account #112-952-137

                    For  further  credit  to:
                    Intrepid  Capital  Fund, Intrepid Small Cap Fund
                      or Intrepid Income  Fund
                    (your  name  and  account  number)

     PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NYSE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUNDS AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING SHARES FROM OTHER SERVICING AGENTS

     Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

     The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as an investment alternative in the programs they offer or administer. Servicing Agents may:

     o Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds' minimum purchase requirements.

     o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

     o Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.


     o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive same day pricing.



     o Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds' behalf). If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds' behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day's NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day's NAV.


     If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

TELEPHONE PURCHASES

     The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option for your account, complete the appropriate section in the New Account Application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by the Funds' Transfer Agent. Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Funds' shares. Your shares will be purchased at the NAV determined at the close of regular trading on the day your order is received. Telephone purchases may be made by calling 1-866-996-FUND.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUNDS

     The Funds may reject any purchase order for any reason. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Funds.

     The Funds will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.

     The Funds offer an Automatic Investment Plan ("AIP") allowing shareholders to make purchases of shares on a regular and convenient basis. The minimum purchase for an AIP is $100. You may select the day of the month on which you would like your automatic investment to occur. To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the transfer agent. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request. The AIP may be modified or terminated by the shareholder or the Funds at any time. Please call
1-866-996-FUND  if  you have any additional questions about establishing an AIP.

     If you have elected an AIP, wire redemption, electronic funds transfer ("EFT") purchases, EFT redemptions or a systematic withdrawal plan (see "Other Redemption Considerations" below), please include (attach) a voided check with your application. We are unable to debit or credit mutual fund or pass-through accounts. Please contact your financial institution to determine if it participates in the ACH system.

     The  Funds  also  offer  the  following  retirement  plans:

          o     Traditional  Individual  Retirement  Account  ("IRA")
          o     Roth  IRA
          o     SEP-IRA
          o     SIMPLE-IRA
          o     Coverdell  Education  Savings  Account

     Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-866-996-FUND. The Funds recommend that investors consult with a competent financial and tax advisor regarding any IRA before investing through them.

     Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

ANTI-MONEY LAUNDERING COMPLIANCE

     The Funds and its distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds' distributors may request additional information from you to verify your identity and source of funds.

     In compliance with the USA Patriot Act of 2001, please note that the Funds' Transfer Agent, will verify certain information on your New Account Application as part of the Funds' anti-money laundering program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent at 1-866-996-FUND if you need additional assistance completing your New Account Application.

     If the Funds or the Funds' distributors do not have reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until clarifying information is received. The Funds also reserve the right to close an account within five business days if clarifying information or documentation is not received. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to "freeze" a shareholder's account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or its distributors to inform the shareholder that it has taken the actions described above.

HOUSEHOLDING

     To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-866-996-FUND. We will begin sending you individual copies 30 days after receiving your request.

                                REDEEMING SHARES

HOW TO SELL SHARES BY MAIL

     1.   Prepare  a  letter  of  instruction  containing:

          o    The  name  of  the  Fund(s);

          o    Account  number(s);

          o    The  amount  of  money  or  number  of  shares  being  redeemed;

          o    The  name(s)  on  the  account;

          o    Daytime  phone  number;  and

          o Additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds' Transfer Agent, in advance, at 1-866-996-FUND if you have any questions.

     2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

     3.   Have  the  signatures  guaranteed  in  the  following  situations:

          o If a change of address was received by the Transfer Agent within the last 30 days;

          o The redemption request is in the amount of $100,000 or greater;

          o When redemption proceeds are sent to any person, address or bank account not on record;

          o    When  establishing  or modifying certain services on an account;

          o    If  ownership  is  changed  on  your  account;

          o There are other unusual situations as determined by the Funds' Transfer Agent.

          Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notarized signature is not an acceptable signature guarantee.

     4.   Send  the  letter  of  instruction  to:

          BY  FIRST  CLASS  MAIL:
               Intrepid  Capital  Management  Funds  Trust
               c/o  U.S.  Bancorp  Fund  Services,  LLC
               Shareholder  Services  Center
               P.O.  Box  701
               Milwaukee,  WI  53201-0701

          BY  OVERNIGHT  DELIVERY  SERVICE  OR  EXPRESS  MAIL:
               Intrepid  Capital  Management  Funds  Trust
               c/o  U.S.  Bancorp  Fund  Services,  LLC
               3rd  Floor
               615  East  Michigan  Street
               Milwaukee,  WI  53202-5207

     PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO SELL SHARES BY TELEPHONE

     1. Instruct the Funds' Transfer Agent, that you want the option of redeeming shares by telephone ($100 minimum). This can be done when completing the New Account Application. If you have already opened an account, you may write to USBFS requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures guaranteed. Shares held in individual retirement accounts cannot be redeemed by telephone.

     2. Assemble the same information that you would include in the letter of instruction for a written redemption request.

     3.   USBFS  at 1-866-996-FUND. PLEASE DO NOT CALL THE FUNDS OR THE ADVISER.

HOW TO SELL SHARES THROUGH SERVICING AGENTS

     If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION PRICE

     The redemption price per share you receive for redemption requests is the next determined NAV after:


     o USBFS receives your written request in good order with all required information; or



     o USBFS receives your authorized telephone request in good order with all required information.


     If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day's NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day's NAV.

PAYMENT OF REDEMPTION PROCEEDS

     o For those shareholders who redeem shares by mail, USBFS will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

     o For those shareholders who redeem by telephone, USBFS will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire. USBFS generally wires redemption proceeds on the business day following the calculation of the redemption price. There is a $15 fee for each wire transfer. Proceeds may also be sent to a predetermined bank account by EFT through the ACH network if the shareholder's financial institution is a member. There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption. However, the Funds may direct USBFS to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

     o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

OTHER REDEMPTION CONSIDERATIONS

     The Funds offer a Systematic Withdrawal Plan ("SWP") whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually. Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network. To establish a SWP, your account must have a value of at least $10,000, and the minimum amount that may be withdrawn each month, quarter or year is $100. The SWP may be terminated or modified by the shareholder or the Funds at any time without penalty. To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction, including a signature guarantee, to the transfer agent. Your withdrawals may, over time, deplete your original investment-or exhaust it entirely if you make large and frequent withdrawals. Please call 1-866-996-FUND if you have additional questions about establishing a SWP.

     When redeeming shares of the Funds, shareholders should consider the following:

     o    The  redemption  may  result  in  a  taxable  gain.

     o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.

     o As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.

     o If you purchased shares by check or EFT, the Funds may delay the payment of redemption proceeds until it is reasonably satisfied the check or transfer of funds have cleared (which may take up to 10 days from the date of purchase).

     o USBFS will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

     o The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and USBFS may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor USBFS will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact USBFS by telephone, he or she should make a redemption request in writing in the manner described earlier.

     o USBFS currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.

     o If your account balance falls below $500 (for any reason), you will be given 60 days to make additional investments so that your account balance is $500 or more. If you do not, the Funds may close your account and mail the redemption proceeds to you.

     o While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests "in kind." This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     Frequent purchases and redemptions of a Fund's shares may harm Fund shareholders by interfering with the efficient management of a Fund's portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares. Accordingly, the Board of Trustees discourages frequent repurchases and redemptions of shares of the Funds by:

     o Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.

     o Imposing a 2.00% redemption fee on redemptions that occur within 30 days of the share purchase. The 2.00% redemption fee does not apply to exchanges between Funds. In addition the redemption fee will not apply to: (a) shares purchased through reinvested distributions
          (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the system withdrawal plan, automatic investment plan, and systematic exchange plans.

     The Funds rely on intermediaries to determine when a redemption occurs within 30 days of purchase. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan.
Although the Funds have taken steps to discourage frequent purchases and redemption of Fund shares, it cannot guarantee that such trading will not occur.

                                EXCHANGING SHARES

     Shares of each of the Funds may be exchanged for shares of another Fund at their relative NAVs. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

     You may also exchange your shares to and from the First American Prime Obligations Fund (the "First American Fund"). Although the First American Fund is not affiliated with the Adviser the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and the necessary exchange authorization forms, call the Funds' Transfer Agent. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the First American Fund.

HOW TO EXCHANGE SHARES

     1.   Read  this  Prospectus  carefully.

     2. Determine the number of shares you want to exchange. Please keep in mind that if you elected the telephone exchange privilege on your account application, your telephone exchange is subject to a $100 minimum.

     3. Write to Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, WI 53201-0701 or call USBFS at 1-866-996-FUND. USBFS charges a $5.00 fee for each telephone exchange. There is no charge for a written exchange.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Each of the Intrepid Capital Fund and the Intrepid Income Fund distributes substantially all of its net investment income quarterly and each of the Intrepid Small Cap Fund and the Intrepid All Cap Fund distributes substantially all of its net investment income annually. Each of the Funds distributes substantially all of its capital gains annually. You have four distribution options:


     o Automatic Reinvestment Option: Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option: Both dividend and capital gains distributions will be paid in cash.

     o Reinvest all dividend distributions and receive capital gain distributions in cash.

     o Reinvest all capital gain distributions and receive dividend distributions in cash.

     If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at that Fund's then current NAV and to reinvest all subsequent distributions.

     You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-866-996-FUND.

     Each Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). You may have a taxable gain or loss as a result of exchanges between the Funds because the Internal Revenue Code treats an exchange as a sale of shares.

                              FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the financial performance for the Intrepid Capital and the Intrepid Small Cap Funds for the periods shown below. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Intrepid Capital Fund and Intrepid Small Cap Fund (assuming reinvestment of all dividends and distributions). The information for the six months ended March 31, 2007 is unaudited. The information for the periods ended September 30, 2005 and 2006 has been audited by Deloitte & Touche LLP, whose report, along with the Fund's Financial Statements, are included in the Annual Report to shareholders, which is available upon request. The Intrepid Income Fund and the Intrepid All Cap Fund had not commenced operations as of March 31, 2007.


                              INTREPID CAPITAL FUND


                                             SIX MONTHS ENDED      YEAR ENDED       JANUARY 3, 2005(1)<F22>
                                                MARCH 31,         SEPTEMBER 30,            THROUGH
                                                   2007               2006            SEPTEMBER 30, 2005
                                             ----------------     -------------     -----------------------
                                               (UNAUDITED)
NET ASSET VALUE
     Beginning of period                          $10.18             $ 9.76                $10.00
                                                  ------             ------                ------

OPERATIONS:
     Net investment income(2)<F23>                  0.36               0.19                  0.07
     Net realized and unrealized (loss)
       on investments securities                    0.51               0.52                 (0.24)(3)<F24>
                                                  ------             ------                ------
     Total from operations                          0.87               0.71                 (0.17)
                                                  ------             ------                ------

LESS DISTRIBUTIONS:
     From net investment income                    (0.36)             (0.19)                (0.07)
     From net realized gains                       (0.18)             (0.10)                 0.00
                                                  ------             ------                ------
     Total distributions                           (0.54)             (0.29)                (0.07)
                                                  ------             ------                ------

NET ASSET VALUE:
     End of period                                 $10.51            $10.18                 $9.76
                                                  ------             ------                ------
                                                  ------             ------                ------

Total return                                        8.58%(4)<F25>      7.34%                -1.74%(4)<F25>

Net assets at end of period (000s omitted)        $31,431           $27,845               $26,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS
     Before expense reimbursement                   1.98%(5)<F26>      2.08%                 3.08%(5)<F26>
     After expense reimbursement                    1.95%(5)<F26>      1.95%                 1.95%(5)<F26>

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS
     Before expense reimbursement                   6.85%(5)<F26>      1.76%                 0.35%(5)<F26>
     After expense reimbursement                    6.88%(5)<F26>      1.89%                 1.48%(5)<F26>
Portfolio turnover rate                               15%(4)<F25>        24%                   25%(4)<F25>


(1)<F22>  Commencement  of  Operations.
(2)<F23> Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax difference.
(3)<F24> The amount shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4)<F25>  Not  annualized.
(5)<F26>  Annualized.

                             INTREPID SMALL CAP FUND


                                                                  OCTOBER 3, 2005(1)<F27>
                                             SIX MONTHS ENDED            THROUGH
                                              MARCH 31, 2007        SEPTEMBER 30, 2006
                                             ----------------     -----------------------
                                               (UNAUDITED)
NET ASSET VALUE
     Beginning of period                         $10.37                  $10.00
                                                 ------                  ------

OPERATIONS:
     Net investment income(2)<F28>                 0.07                    0.14
     Net realized and unrealized
       gain on investments securities              1.32                    0.37
                                                 ------                  ------
     Total from operations                         1.39                    0.51
                                                 ------                  ------

LESS DISTRIBUTIONS:
     From net investment income                   (0.04)                  (0.14)
                                                 ------                  ------
     Total distributions                          (0.04)                  (0.14)
                                                 ------                  ------

NET ASSET VALUE:
End of period                                    $11.72                  $10.37
                                                 ------                  ------
                                                 ------                  ------

Total return                                     13.36%(3)<F29>           5.14%(3)<F29>

Net assets at end of period (000s omitted)       $3,149                  $1,993

RATIO OF EXPENSES TO AVERAGE NET ASSETS
     Before expense reimbursement                 5.60%(4)<F30>           7.88%(4)<F30>
     After expense reimbursement                  1.95%(4)<F30>           1.95%(4)<F30>

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS
     Before expense reimbursement                -2.30%(4)<F30>          -4.12%(4)<F30>
     After expense reimbursement                  1.35%(4)<F30>           1.81%(4)<F30>

Portfolio turnover rate                             57%(3)<F29>             22%(3)<F29>


(1)<F27>  Commencement  of  Operations.
(2)<F28> Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax difference.
(3)<F29>  Not  annualized.
(4)<F30>  Annualized.

                                 PRIVACY POLICY
                     INTREPID CAPITAL MANAGEMENT FUNDS TRUST

     We  collect  the  following  nonpublic  personal  information  about  you:

     o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

     o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

     We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

                                                   NOT A PART OF THE PROSPECTUS.


     To learn more about the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund and their investment policies, you may want to read the Funds' Statement of Additional Information ("SAI"). The Funds' SAI is incorporated by reference into the Prospectus. This means that the contents of the SAI is legally a part of the Prospectus.


     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors upon request without charge, simply by calling 1-866-996-FUND or visiting the Funds' website at www.intrepidcapitalfunds.com.

     Prospective investors and shareholders who have questions about the Funds may also call the above number or write to the following address:

               Intrepid  Capital  Management  Funds  Trust
               c/o  U.S.  Bancorp  Fund  Services,  LLC
               P.O.  Box  701
               Milwaukee,  WI  53201-0701

     The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's ("SEC") Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds is also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

               Public  Reference  Section
               Securities  and  Exchange  Commission
               Washington,  D.C.  20549-0102

                                                          SEC File No. 811-21625

                       STATEMENT OF ADDITIONAL INFORMATION


                             Dated October 31, 2007




                              INTREPID CAPITAL FUND
                             INTREPID SMALL CAP FUND
                              INTREPID INCOME FUND
                              INTREPID ALL CAP FUND



                             3652 South Third Street
                                    Suite 200
                        Jacksonville Beach, Florida 32250
                            Toll free 1-866-996-FUND



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus dated October 31, 2007 of Intrepid Capital Management Funds Trust (the "Trust"). This SAI is incorporated by reference into the Trust' Prospectus. A copy of the Prospectus may be obtained without charge from the Trust at the address and telephone number set forth above.


The following audited financial statements are incorporated by reference from the Annual Report dated September 30, 2006 of the Trust (File No. 811-21625) as filed with the Securities and Exchange Commission on Form N-CSR on December 8, 2006.


                      Schedule of Investments
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Statement of Changes in Net Assets
                      Financial Highlights
                      Notes to Financial Statements

The following unaudited financial statements are incorporated by reference from the Semi-Annual Report dated March 31, 2007 of the Trust (File No. 811-21625) as filed with the Securities and Exchange commission on Form N-CSR on June 5, 2007.

                      Schedule of Investments
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Statement of Changes in Net Assets
                      Financial Highlights
                      Notes to Financial Statements

FUND HISTORY AND CLASSIFICATION................................................4
INVESTMENT RESTRICTIONS........................................................4
INVESTMENT CONSIDERATIONS......................................................5
     Illiquid Securities.......................................................5
     Borrowing.................................................................6
     Warrants and Convertible Securities.......................................6
     High Yield Securities.....................................................7
     Money Market Instruments..................................................8
     American Depository Receipts..............................................8
     Other.....................................................................9
DISCLOSURE OF PORTFOLIO HOLDINGS...............................................9
     Fund Service Providers - Fund Administrator,
         Independent Registered Public Accounting Firm and Custodian...........9
     Rating and Ranking Organizations.........................................10
     Website Disclosure.......................................................10
     Oversight................................................................10
TRUSTEES AND OFFICERS OF THE TRUST............................................10
     Trustees' and Officers' Information......................................10
     Equity Ownership of Trustees.............................................13
     Compensation.............................................................13
     Committees...............................................................14
     Proxy Voting Policy......................................................14
     Code of Ethics...........................................................14
MANAGEMENT OWNERSHIP, PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS..............14
MANAGEMENT OF THE TRUST.......................................................16
     Investment Adviser.......................................................16
     Administrator............................................................17
     Custodian................................................................18
     Transfer Agent, Dividend Disbursing Agent and Fund Accountant............18
     Distributor..............................................................18
PORTFOLIO MANAGERS............................................................19
DETERMINATION OF NET ASSET VALUE..............................................21
DISTRIBUTION OF SHARES........................................................22
AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES.............................22
REDEMPTION OF SHARES..........................................................24
SYSTEMATIC WITHDRAWAL PLAN....................................................24
ALLOCATION OF PORTFOLIO BROKERAGE.............................................25
     General..................................................................25
     Brokerage Commissions....................................................25
TAXES.........................................................................26
     Taxation as Regulated Investment Company.................................26
     Tax Character of Distributions and Redemptions...........................26
     Backup Withholding.......................................................26
SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES.................................27
CAPITAL STRUCTURE.............................................................27
     Shares of Beneficial Interest............................................27
     Additional Series........................................................27
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................27
DESCRIPTION OF SECURITIES RATINGS.............................................27
     Standard & Poor's Commercial Paper Ratings...............................27

     Moody's Short-Term Debt Ratings..........................................28
     Standard & Poor's Ratings For Corporate Bonds............................28
     Moody's Ratings for Bonds................................................29

     No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus each dated October 31, 2007 and, if given or made, such information or representations may not be relied upon as having been authorized by Intrepid Capital Management Funds Trust.


     This SAI does not constitute an offer to sell securities.

                         FUND HISTORY AND CLASSIFICATION



     The Trust is a Delaware statutory trust organized on August 27, 2004, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has four portfolios: the Intrepid Capital Fund, the Intrepid Small Cap Fund, Intrepid Income Fund and the Intrepid All Cap Fund (each a "Fund" and collectively, the "Funds"). This SAI provides information about all Funds.



                                         INVESTMENT RESTRICTIONS

     The Funds have adopted the following investment restrictions which are matters of fundamental policy. Each Fund's investment restrictions cannot be changed without approval of the holders of the lesser of (i) 67% of such Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of such Fund.

     1. None of the Funds may purchase securities of any issuer if the purchase would cause more than five percent of the value of a Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than ten percent of the outstanding voting securities of any one issuer, except that up to 50% of each Fund's total assets may be invested without regard to these limitations.

     2. Each Fund may sell securities short and write put and call options to the extent permitted by the 1940 Act.

     3. None of the Funds may purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions), except that each Fund may (i) borrow money to the extent permitted by the Act, as provided in Investment Restriction No. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

     4. Each Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

     5. Each Fund may pledge, hypothecate or otherwise encumber any of its assets to secure its borrowings.

     6. None of the Funds may act as an underwriter or distributor of securities other than of its shares, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

     7. None of the Funds may make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.

     8. None of the Funds may invest 25% or more of its total assets (as of the time of purchase) in securities of non-governmental issuers whose principal business activities are in the same industry.

     9. None of the Funds may make investments for the purpose of exercising control or acquiring management of any company.

     10. None of the Funds may invest in real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

     11. None of the Funds may purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts, options on futures contracts and other similar instruments.

     The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Trust's Board of Trustees without shareholder approval. These additional restrictions are as follows:

     12. None of the Funds will acquire or retain any security issued by a company, an officer or trustee which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Funds' investment adviser.

     13. None of the Funds will invest more than 15% of the value of its net assets in illiquid securities.

     14. None of the Funds will purchase the securities of other investment companies, except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of a Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker's commission. No purchases described in (b) and (c) will be made if as a result of such purchases (i) a Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of a Fund's net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of a Fund's net assets would be invested in shares of registered investment companies.

     The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund's fundamental restrictions will be deemed to have occurred. Any changes in a Fund's investment restrictions made by the Board of Trustees will be communicated to shareholders prior to their implementation.


                            INVESTMENT CONSIDERATIONS

     The Funds' Prospectus describes their principal investment strategies and risks. This section expands upon that discussion and also describes non-principal investment strategies and risks.

Illiquid Securities

     Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However, certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid. Regulation S permits the sale abroad of securities that are not registered for sale in the United States. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.

     The Board of Trustees of the Trust has delegated to Intrepid Capital Management, Inc. (the "Adviser") the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Trustees has directed the Adviser to consider such factors as: (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

     Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Illiquid restricted securities will be priced at fair value as determined in good faith by the Board of Trustees.

Borrowing

     Each Fund may borrow money for investment purposes, although neither has any present intention of doing so. Borrowing for investment purposes is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. When a Fund leverages its investments, the net asset value ("NAV") per share will increase more when the Fund's portfolio assets increase in value and decrease more when the portfolio assets decrease in value because substantially all of its assets fluctuate in value and the interest obligations on the borrowings are generally fixed. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage within three business days. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sales.

     In addition to borrowing for investment purposes, each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes. For example, a Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. To the extent such borrowings do not exceed 5% of the value of a Fund's total assets at the time of borrowing and are promptly repaid, they will not be subject to the foregoing 300% asset coverage requirement.

Warrants and Convertible Securities

     Each Fund may purchase rights and warrants to purchase equity securities. Rights and warrants are options to purchase equity securities at a specific price valid for a specific period of time. Investments in rights and warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of securities, rather the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

     Each Fund may also invest in convertible securities. Convertible securities are debt securities or preferred stocks of corporations that are convertible into or exchangeable for common stocks. The Adviser will select only those convertible securities for which it believes (i) the underlying common stock is a suitable investment for a Fund; and (ii) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. (For the Income Fund, the Adviser will consider only the potential for total return.) Most of a Fund's investment in convertible debt securities will be rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as "junk bonds." For additional information regarding convertible securities, please see "High Yield Securities" below.

High Yield Securities

     Each Fund may invest in corporate debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term). These debt securities may be rated investment grade by Standard & Poor's(R) ("S&P(R)") or Moody's Investors Service(C), Inc. ("Moody's"). Securities rated BBB by S&P(R) or Baa by Moody's, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions.

     Each Fund may also invest in securities that are rated below investment grade, commonly referred to as junk bonds or high yield securities. Investments in high yield securities, while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal. Market prices of high yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities. Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

     The Intrepid Capital Fund and the Intrepid Income Fund normally will not purchase convertible securities that are rated lower than "CCC" by S&P(R) or "Caa" by Moody's, and will not continue to hold convertible securities downgraded lower than "C" by S&P(R) or Moody's. Notwithstanding the foregoing, the Intrepid Income Fund may purchase convertible securities in default if it believes the default will be cured and the Intrepid Capital Fund may purchase convertible securities in default if it believes the default will be cured or in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.

     The high yield market at times is subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

     The prices of high yield securities are generally less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund's NAV. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

     Certain securities held by a Fund, including high yield securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield security's value will decrease in a rising interest rate market, as will the value of a Fund's net assets.

     In response to adverse publicity or investor perceptions, the secondary market for high yield securities may at times become less liquid making it more difficult for a Fund to accurately value or dispose of high yield securities. To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, liquidity difficulties and judgment will play a greater role in valuation because there is less reliable and objective data available.

     Special tax considerations are associated with investing in high yield bonds structured as zero-coupon or pay-in-kind securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Further, each Fund must distribute substantially all of its income to its
shareholders  to  qualify  for   pass-through   treatment  under  the  tax  law.
Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

     Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so a Fund can meet redemption requests. To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser's credit analysis than would be the case for higher quality bonds. A Fund may retain a portfolio security whose rating has been changed.

Money Market Instruments

     Each Fund may invest in cash and money market securities in order to take a temporary defensive position or have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

     Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by S&P(R) or Prime-1 or Prime-2 by Moody's. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

     Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. government securities. The Adviser will monitor the creditworthiness of each of the firms that is a party to a repurchase agreement with a Fund. In the event of a default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price a Fund would suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods of time, such as one week or less, but may be longer. It is the current policy of the Funds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

     Each Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

American Depository Receipts


     The Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid All Cap Fund may invest in American Depository Receipts ("ADRs"). ADRs evidence ownership of underlying securities issued by a foreign corporation. ADR facilities may be either "sponsored" or "unsponsored." While similar, distinctions exist relating to the rights and duties of ADR holders and market practices. A depository may establish an unsponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested. Holders of unsponsored ADRs generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees. The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the ADR. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications. The Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid All Cap Fund may invest in sponsored and unsponsored ADRs.


Other

     Although each Fund may sell securities short or write put or call options to the extent permitted by the 1940 Act, none of the Funds currently has any intention of doing so. In addition, although each Fund may enter into futures contracts, options on futures contracts and other similar instruments, none of the Funds currently has any intention of doing so.

Temporary Investments

     Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions. This means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). As a result, a Fund will not be able to achieve its investment objective of long-term capital appreciation or capital appreciation to the extent it invests in money market instruments. When each Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.


                               PORTFOLIO TURNOVER

       None of the Funds actively trades for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held. The annual portfolio turnover rate indicates changes in a Fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Each Fund estimates that its annual portfolio turnover rate will be less than 100%.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers - Fund Administrator, Independent Registered Public Accounting Firm and Custodian

     The Funds have entered into arrangements with certain third party service providers (fund administrator, independent registered public accounting firm and custodian) for services that require these groups to have access to each Fund's portfolios on a daily basis. For example, the Funds' administrator is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio of each Fund. The Funds also undergo an annual audit that requires the Funds' independent registered public accounting firm to review each Fund's portfolio. In addition to the Funds' administrator, the Funds' custodian also maintains an up-to-date list of each Fund's holdings. Each of these parties is contractually and/or ethically prohibited from sharing a Fund's portfolios unless specifically authorized by the Funds.

Rating and Ranking Organizations


     The Funds may provide their portfolio holdings to the following rating and ranking organizations:

                  Morningstar(R), Inc.
                  Lipper
                  Standard & Poor's(R) Ratings Group
                  Bloomberg(TM), L.P.
                  Thomson(TM) Financial Research

     The Funds' management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information.

     The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not prior to ten business days following the end of the period.


Website Disclosure

     Each Fund publishes its top ten holdings at the end of each calendar quarter on its website at www.intrepidcapitalfunds.com. This information is updated approximately 15 to 30 business days following the end of each fiscal quarter. It is available to anyone that visits the website.

Oversight

     The officers of the Trust are responsible for decisions authorizing the disclosure of portfolio holdings. The Trust's Chief Compliance Officer addresses issues relating to the disclosure of portfolio holdings, if any, in its annual report to the Trustees.


                       TRUSTEES AND OFFICERS OF THE TRUST

     As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees (the "Board"). The Board is responsible for the overall management of the Trust. This includes the general supervision and review of each Fund's investment policies and activities. The Board approves all significant agreements between the Trust and those parties furnishing services to it, which include agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board appoints officers who conduct and administer each Fund's day-to-day operations.

Trustees' and Officers' Information

     Certain important information regarding each of the trustees and officers of the Trust (including their principal occupations for at least the last five years) is set forth on the following pages.

                                                                                                   Number of
                                                                                                   Portfolios
                                                          Term of                                    in Fund
                                       Position(s)       Office                                     Complex        Other
           Name, Address                Held with       and Length      Principal Occupation(s)     Overseen     Directorships
              and Age                    the Fund       of Service      During Past Five Years     by Trustee   Held by Trustee
              -------                    --------       ----------      ----------------------     ----------   ---------------

                                                    Interested Trustees(1)

Mark F. Travis                           Trustee,       Indefinite     President, Intrepid            Four           None
c/o Intrepid Capital Management       President and        Term;       Capital Management, Inc.
Funds Trust                             Treasurer     Since November   (1995-present); Chief
3652 South Third Street                                    2004        Executive Officer,
Suite 200                                                              Intrepid, Intrepid
Jacksonville Beach, FL 32250                                           Capital Management, Inc.
Age 45                                                                 (2003-present).


                                                    Independent Trustees(2)

John J. Broaddus                         Trustee        Indefinite     Vice President of              Four           None
c/o Intrepid Capital Management                         Term; Since    Development, Sunnyside
Funds Trust                                            November 2004   Communities (a
3652 South Third Street                                                retirement community)
Suite 200                                                              (1999-present);
Jacksonville Beach, FL 32250                                           Principal, Peak
Age 57                                                                 Consulting (a management
                                                                       consulting firm) (1998-1999);
                                                                       President and Chief
                                                                       Executive Officer, Casseo
                                                                       Ice & Cold Storage (a
                                                                       national third party
                                                                       logistics, warehousing,
                                                                       ice manufacturing
                                                                       and food distribution
                                                                       company) (1990-1998).



(1) "Interested" trustees are trustees who are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust. Mr. Travis is an interested trustee because of his ownership in the Adviser and because he is an officer of the Trust.

(2) "Independent" trustees are trustees who are trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust.

                                                                                                   Number of
                                                                                                   Portfolios
                                                          Term of                                    in Fund
                                       Position(s)       Office                                     Complex        Other
           Name, Address                Held with       and Length      Principal Occupation(s)     Overseen     Directorships
              and Age                    the Fund       of Service      During Past Five Years     by Trustee   Held by Trustee
              -------                    --------       ----------      ----------------------     ----------   ---------------

                                                    Independent Trustees(1)

Roy F. Clarke                            Trustee        Indefinite     Current Mission House          Four           None
c/o Intrepid Capital Management                         Term; Since    Volunteer Unit
Funds Trust                                            November 2004   Commissioner, Osceola
3652 South Third Street                                                District of the Boy
Suite 200                                                              Scouts of America
Jacksonville Beach, FL 32250                                           (2000-present); Alumni
Age 66                                                                 board and student
                                                                       recruitment, Emory
                                                                       University (Oxford
                                                                       College) (1995-present);
                                                                       Private dentistry
                                                                       practice (1974-2002)

Peter R. Osterman, Jr.                   Trustee        Indefinite     Chief Financial Officer,       Four           None
c/o Intrepid Capital Management                         Term; Since    W&O Supply, Inc. (a
Funds Trust                                            November 2004   distribution company)
3652 South Third Street                                                (2001-present);
Suite 200                                                              Controller, Encompass
Jacksonville Beach, FL 32250                                           Management Co.
Age 58                                                                 (1999-2000); Controller,
                                                                       Media One (1998-1999)


Ed Vandergriff, Jr.                      Trustee        Indefinite     President, Development         Four           None
c/o Intrepid Capital Management                         Term; Since    Catalysts (a real estate
Funds Trust                                            November 2004   finance and development
3652 South Third Street                                                company) (2000-present);
Suite 200                                                              Executive Vice President
Jacksonville Beach, FL 32250                                           and Chief Financial
Age 57                                                                 Officer, Haskell Company
                                                                       (a design construction
                                                                       and development company
                                                                       for commercial
                                                                       structures) (1981-2000)




(1) "Independent" trustees are trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust.



                                                           Officers
Donald White                            Secretary       Indefinite     Chief Financial Officer,       N/A             N/A
c/o Intrepid Capital Management                         Term; Since    Intrepid Capital
Funds Trust                                            November 2004   Management Inc.
3652 South Third Street                                                (2003-present);
Suite 200                                                              Independent Business
Jacksonville Beach, FL 32250                                           Consultant (2002-2003);
Age 46                                                                 Vice President of
                                                                       Finance and Operations,
                                                                       MunicipalTrade.com
                                                                       (2000-2002); Vice
                                                                       President of Global
                                                                       Professional Services,
                                                                       Computer Associates
                                                                       (1999-2000).


Equity Ownership of Trustees



------------------------------ ---------------- ----------------------------------------------------------------
   Dollar Range of Equity        Interested
      Securities Owned:           Trustees:                         Disinterested Trustees:
------------------------------ ---------------- --------------- --------------- ---------------- ---------------
                                   Mark F.          John J.          Roy F.         Peter R.           Ed
                                   Travis          Broaddus          Clarke       Osterman, Jr.    Vandergriff,
                                                                                                       Jr.
------------------------------ ---------------- --------------- --------------- ---------------- ---------------
Intrepid Capital Fund          Above $100,000    $1 - $10,000     $10,001 -           $ 0         $1 - $10,000
                                                                   $50,000
------------------------------ ---------------- --------------- --------------- ---------------- ---------------
Intrepid Small Cap Fund        Above $100,000        $ 0         $1 - $10,000   $10,001-               $ 0
                                                                                 $50,000
------------------------------ ---------------- --------------- --------------- ---------------- ---------------
Aggregate Dollar Range of      Above $100,000    $1 - $10,000     $10,001 -     $10,001-          $1 - $10,000
Equity Securities in the                                           $50,000       $50,000
Intrepid Capital Management
Funds Trust
------------------------------ ---------------- --------------- --------------- ---------------- ---------------



     The Intrepid Income Fund and the Intrepid All Cap Fund had not commenced operations as of the date of this SAI.


Compensation

     The Trust's standard method of compensating non-interested Trustees is to pay each such Trustee an annual retainer of $1,000 and a fee of $500 for each meeting of the Board of Trustees attended. The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board of Trustees. The Trust does not provide pension or retirement benefits to its Trustees and officers. The aggregate compensation paid by the Trust to each officer or non-interested Trustee during the Trust's fiscal period ending September 30, 2006 is set forth below:


                                                                          Aggregate                    Total
                                         Aggregate Compensation       Compensation from          Compensation from
                                            from the Intrepid         the Intrepid Small           Trust Paid to
Name of Person, Position                      Capital Fund                 Cap Fund                  Trustees
-----------------------------------      ------------------------    ---------------------     ----------------------

Non-Interested Trustees
     John J. Broaddus                           $3,464                      $124                       $3,588
     Roy F. Clarke                              $2,626                      $124                       $2,750
     Peter R. Osterman, Jr.                     $2,154                       $96                       $2,250
     Ed Vandergriff, Jr.                        $2,626                      $124                       $2,750
Interested Trustees
     Mark F. Travis,
        President & Treasurer                     $0                          $0                         $0


Committees

     The Trust's Board of Trustees has created an Audit Committee, whose members are Messrs. Broaddus, Clarke, Osterman and Vandergriff. The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Trust's internal controls and to review certain other matters relating to the Trust's independent registered public accounting firm and financial records. The Trust's Board of Trustees has no other committees. The Audit Committee met twice during the Trust's fiscal year ending September 30, 2006.

Proxy Voting Policy

     Each Fund has directed the Adviser to vote proxies in accordance with the "Wall Street Rule" (i.e., the Adviser will either vote as management recommends or sell the stock prior to the meeting). The Funds believe that following the "Wall Street Rule" is consistent with the economic best interests of each Fund. Consistent with its duty of care, the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

     There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund. In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, the "Wall Street Rule," but only after disclosing any such conflict to the Trust's Board of Trustees prior to voting and affording the Board the opportunity to direct the Adviser in the voting of such securities.

     Information on how the Funds voted proxies relating to its portfolio securities during the most recent twelve-month period ending June 30 is available at the Fund's website at http://www.intrepidcapitalfunds.com or the website of the SEC at http://www.sec.gov.

Code of Ethics

     The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.


        MANAGEMENT OWNERSHIP, PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of March 31, 2007, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Intrepid Capital Fund


--------------------------------------------------------------------------------
Name and Address                      % Ownership         Nature of Ownership
--------------------------------------------------------------------------------
Charles Schwab & Co.                    17.75%             Holder of Record
101 Montgomery Street
San Francisco, CA 94104-4151
--------------------------------------------------------------------------------






Intrepid Small Cap Fund


--------------------------------------------------------------------------------
Name and Address                      % Ownership         Nature of Ownership
--------------------------------------------------------------------------------
Charles Schwab & Co.                    26.77%             Holder of Record
101 Montgomery Street
San Francisco, CA 94104-4151
--------------------------------------------------------------------------------
National Financial Services LLC         12.00%             Holder of Record
For the exclusive benefit of our
customers
200 Liberty Street
New York, NY 10281-1003
--------------------------------------------------------------------------------
Intrepid Capital Management              6.44%            Holder of Record &
3652 South Third Street                                    Beneficial Owner
Suite 200
Jacksonville Beach, FL  32250-6092
--------------------------------------------------------------------------------
John W. White, Jr. IRA                   6.40%            Holder of Record &
6595 E. Celsian Pl.                                        Beneficial Owner
Tucson, AZ  85750-0703
--------------------------------------------------------------------------------
Guy T. Selander Trust                    6.17%            Holder of Record &
FBO Nicolas S. & Yolanda M. Patino                         Beneficial Owner
Irrevocable Trust U/A 08/05/1999
1354 North Laura St.
Jacksonville, FL 32206-4916
--------------------------------------------------------------------------------
Edward E. Page III IRA                   6.07%            Holder of Record &
32 Broughton Rd.                                           Beneficial Owner
Charleston, SC 29407-7548
--------------------------------------------------------------------------------


     As of March 31, 2007, the Trustees and Officers as a group owned 0.61% of the Intrepid Capital Fund and 4.17% of the Intrepid Small Cap Fund.

                             MANAGEMENT OF THE TRUST

Investment Adviser

     The investment adviser to each Fund is Intrepid Capital Management, Inc., 3652 South Third Street, Suite 200, Jacksonville Beach, FL 32250. The Adviser is a wholly-owned subsidiary of Intrepid Capital Corporation.


     Pursuant to each Advisory Agreement, the Adviser furnishes continuous investment advisory services to the Funds. The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Trustees of the Trust may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund. Under the Advisory Agreements, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds' Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and trustees of the Trust (except the fees paid to trustees who are not officers of the Trust). For the foregoing, (i) the Intrepid Capital Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00% on the first $500 million of that Fund's average daily net assets and 0.80% of that Fund's average daily net assets in excess of $500 million; (ii) the Intrepid Small Cap Fund will pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets; (iii) the Intrepid Income Fund will pay the Adviser a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets; and (iv) the Intrepid All Cap Fund will pay the Adviser a monthly fee based on the first $500 million of that Fund's average daily net assets and 0.80% of that Fund's average daily net assets in excess of $500 million.


     The Funds pay all of their expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing the registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering their shares with the SEC and in various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions. The Trust also pays the fees of trustees who are not officers of the Trust, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian having custody of assets of the Funds, expenses of calculating NAVs and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

     Pursuant to the Advisory Agreements, the Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00%.


     In addition, under separate agreements, the Adviser has contractually agreed to reduce its fees and/or reimburse each Fund to the extent necessary to ensure that aggregate annual operating expenses do not exceed 1.95% for the Intrepid Capital Fund and the Intrepid Small Cap Fund annually through September 30, 2007, 1.25% for the Intrepid Income Fund annually through September 30, 2008 and 1.95% for the Intrepid All Cap Fund annually through September 30, 2009. Only the Board of Trustees has the power to terminate agreements prior to September 30, 2007 with respect to the Intrepid Capital Fund and the Intrepid Small Cap Fund, September 30, 2008 with respect to the Intrepid Income Fund and September 30, 2009 with respect to the Intrepid All Cap Fund. The Advisor has a right to receive reimbursement for fee reductions and/or expense payments made pursuant to these agreements made in the prior three fiscal years, provided that after giving effect to such reimbursement aggregate annual operating expenses of the Fund making the reimbursement do not exceed 1.95% of average daily net assets of the Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid All Cap Fund and 1.25% of the average daily net assets of Intrepid Income Fund in the year of reimbursement.


     Each Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser's fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit.

     The Advisory Agreements will remain in effect as long as their continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the applicable Fund; and (ii) by the vote of a majority of the trustees of the Trust who are not parties to the Advisory Agreements or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the majority of the applicable Fund's shareholders on a 60 day written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

     Each Advisory Agreement provides that the Adviser shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, trustees and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

The table below shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by the Adviser for the fiscal periods shown.




                                          Intrepid Capital Fund                           Intrepid Small Cap Fund
                               ---------------------- ---------------------      --------------------- ---------------------
                                     Year Ended            Year Ended                 Year Ended            Year Ended
                                   September 30,          September 30,              September 30,         September 30,
                                       2006                   2005                       2006                  2005

Advisory Fees Paid                   $272,173               $114,993                   $14,154                 n/a

Waived fees
and/or expenses
reimbursed by Adviser                 $35,995               $129,513                   $83,915                 n/a

Total Fees paid                      $236,178               -$14,520                   -$69,761                n/a
to the Adviser






The Intrepid Income Fund and the Intrepid All Cap Fund had not commenced operations at September 30, 2006.


Administrator

     The administrator to the Trust is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"). Pursuant to a Fund Administration Servicing Agreement (the "Administration Agreement") entered into between the Trust and the Administrator relating to the Funds, the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Fund's financial statements and tax returns, prepares certain reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Fund's financial and accounting records and generally assists in all aspects of each Fund's operations. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the

Administration Agreement. For the foregoing, the Administrator will receive from each Fund a fee, paid monthly, at an annual rate of 0.08% for the first $300 million of the Fund's average net assets, 0.07% for the next $500 million of the Fund's average net assets and 0.04% of the Fund's average net assets in excess of $800 million, plus reimbursement for out-of-pocket expenses. Notwithstanding the foregoing, the Administrator's minimum annual fee is $32,000 for each Fund. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust upon the giving of a 90 day written notice to the Administrator, or by the Administrator upon the giving of a 90 day written notice to the Trust.

     Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.


     The table below shows the amount of fees paid by the Intrepid Capital Fund and the Intrepid Small Cap Fund to the Administrator for the fiscal period shown. The Intrepid Income Fund and the Intrepid Capital Fund had not commenced operations at September 30, 2006.




-------------------------------------------------------------------------------------------------------------------------
  Fiscal Period                                       Intrepid Capital Fund               Intrepid Small Cap Fund
-------------------------------------------------------------------------------------------------------------------------
  January 3, 2005 to September 30, 2005                      $30,528                                n/a
-------------------------------------------------------------------------------------------------------------------------
  Year Ended September 30, 2006                              $35,244                              $32,215
-------------------------------------------------------------------------------------------------------------------------



Custodian

     U.S. Bank, N.A., (the "Custodian") 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the assets of the Fund pursuant to a Custody Agreement. Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of each Fund; (ii) make receipts and disbursements of money on behalf of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and; (v) make periodic reports to each Fund concerning the Fund's operations.


Transfer Agent, Dividend Disbursing Agent and Fund Accountant

     U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Agreement. As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

     In addition, the Trust has entered into a Fund Accounting Servicing Agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds. For its accounting services, USBFS is entitled to receive fees from each Fund, payable monthly, based on the total annual rate of $25,000 for the first $30 million in average net assets of the Fund, 0.0150% on the next $300 million of average net assets, and 0.0100% on average net assets exceeding $330 million, plus reimbursement for out-of-pocket expenses.

Distributor

     Quasar Distributors, LLC (the "Distributor"), an affiliate of USBFS, acts as distributor for the Funds under a Distribution Agreement. Its principal business address is 615 East Michigan Street, Milwaukee, WI 53202. The Distributor sells each Fund's shares on a best efforts basis. Shares of the Funds are offered continuously.

     For the fiscal year ended September 30, 2006, the Distributor received $29,863 as compensation from the Trust for distribution services for the Trust.

                               PORTFOLIO MANAGERS

     The sole investment adviser to the Funds is Intrepid Capital Management, Inc. The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of December 31, 2006.





------------------ ---------------------------------------------- ---------------------------------------------------
                             Number of Other Accounts                    Number of Accounts and Total Assets
                             Managed and Total Assets                           for which Advisory Fee
                                  by Account Type                                is Performance-Based
------------------ --------------- ---------------- ------------- ------------------ ---------------- ---------------

     Name of         Registered     Other Pooled                     Registered       Other Pooled
Portfolio Manager    Investment      Investment        Other         Investment        Investment     Other Accounts
                     Companies        Vehicles        Accounts        Companies         Vehicles
------------------ --------------- ---------------- ------------- ------------------ ---------------- ---------------
   Mark Travis           1                1              0                0                 1               0
                    $32 million      $20 million                                       $20 million
------------------ --------------- ---------------- ------------- ------------------ ---------------- ---------------
 Eric Cinnamond          0                0              44               0                 0               0
                                                    $32 million
------------------ --------------- ---------------- ------------- ------------------ ---------------- ---------------
  Gregory Estes          0                0             115               0                 0               0
                                                    $118 million
------------------ --------------- ---------------- ------------- ------------------ ---------------- ---------------
  Jayme Wiggins          0                0              10               0                 0               0
                                                    $25 million
------------------ --------------- ---------------- ------------- ------------------ ---------------- ---------------


     The portfolio managers are responsible for managing other accounts. The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account, the fact that one account has a performance-based investment advisory fee and certain trading practices used by the portfolio managers (for example, cross trade between a Fund and another account and allocation of aggregated trades). The Adviser has developed policies and procedures reasonably designed to mitigate these conflicts. In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies to ensure the fair allocation of securities purchased on an aggregated basis.

     The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of December 31, 2006.



  --------------------------- ----------------------- ----------------------------- -------------------------------
                                                                                      Method Used to Determine
  Name of Portfolio Manager    Form of Compensation            Source of             Compensation (Including Any
                                                              Compensation              Differences in Method)
  --------------------------- ----------------------- ----------------------------- -------------------------------
         Mark Travis                  Salary                Intrepid Capital        Mr. Travis' salary is
                                                            Management, Inc.        determined on an annual basis
                                                                                    and it is a fixed amount
                                                                                    throughout the year.  It is
                                                                                    not based on the performance
                                                                                    of the Funds or on the value
                                                                                    of the assets held in the
                                                                                    Funds' portfolios.

  --------------------------- ----------------------- ----------------------------- -------------------------------
                                      Bonus                 Intrepid Capital        Mr. Travis receives a bonus
                                                            Management, Inc.        based on the profitability of
                                                                                    the Adviser.

  --------------------------- ----------------------- ----------------------------- -------------------------------
        Eric Cinnamond                Salary                Intrepid Capital        Mr. Cinnamond's salary is
                                                            Management, Inc.        determined on an annual basis
                                                                                    and it is a fixed amount
                                                                                    throughout the year.  It is
                                                                                    not based on the performance
                                                                                    of the Funds or on the value
                                                                                    of the assets held in the
                                                                                    Funds' portfolios.

  --------------------------- ----------------------- ----------------------------- -------------------------------


  --------------------------- ----------------------- ----------------------------- -------------------------------
                                                                                      Method Used to Determine
  Name of Portfolio Manager    Form of Compensation            Source of             Compensation (Including Any
                                                              Compensation              Differences in Method)
  --------------------------- ----------------------- ----------------------------- -------------------------------
                                      Bonus                 Intrepid Capital        Mr. Cinnamond receives a
                                                            Management, Inc.        bonus based on his
                                                                                    performance and the
                                                                                    profitability of the Adviser.

  --------------------------- ----------------------- ----------------------------- -------------------------------
        Gregory Estes                 Salary                Intrepid Capital        Mr. Estes' salary is
                                                            Management, Inc.        determined on an annual basis
                                                                                    and it is a fixed amount
                                                                                    throughout the year.  It is
                                                                                    not based on the performance
                                                                                    of the Funds or on the value
                                                                                    of the assets held in the
                                                                                    Funds' portfolios.

  --------------------------- ----------------------- ----------------------------- -------------------------------
                                      Bonus                 Intrepid Capital        Mr. Estes receives a bonus
                                                            Management, Inc.        based on his performance and
                                                                                    the profitability of the
                                                                                    Adviser.

  --------------------------- ----------------------- ----------------------------- -------------------------------
        Jayme Wiggins                 Salary                Intrepid Capital        Mr. Wiggins' salary is
                                                            Management, Inc.        determined on an annual basis
                                                                                    and it is a fixed amount
                                                                                    throughout the year.  It is
                                                                                    not based on the performance
                                                                                    of the Funds or on the value
                                                                                    of the assets held in the
                                                                                    Funds' portfolios.

  --------------------------- ----------------------- ----------------------------- -------------------------------
                                      Bonus                 Intrepid Capital        Mr. Wiggins receives a bonus
                                                            Management, Inc.        based on his performance and
                                                                                    the profitability of the
                                                                                    Adviser.

  --------------------------- ----------------------- ----------------------------- -------------------------------

     At September 30, 2006, the dollar range of shares of the Funds owned by the portfolio managers are:


--------------------------------------------------------------------------------
       Portfolio Manager               Dollar Range of Shares
--------------------------------------------------------------------------------
                           Intrepid Capital Fund     Intrepid Small Cap Fund
--------------------------------------------------------------------------------
          Mark Travis         Above $100,000             Above $100,000
--------------------------------------------------------------------------------
        Eric Cinnamond         $1 - $10,000             $10,000 - $50,000
--------------------------------------------------------------------------------
         Gregory Estes         $1 - $10,000                   None
--------------------------------------------------------------------------------
         Jayme Wiggins         $1 - $10,000                   None
--------------------------------------------------------------------------------




The Intrepid Income Fund and the Intrepid All Cap Fund had not commenced operations at September 30, 2006.


                        DETERMINATION OF NET ASSET VALUE

     The NAV of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE also may be closed on national days of mourning. The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day. On those days a Fund may, but is not obligated to, determine its NAV.

     The per share NAV of a Fund is determined by dividing the value of the Fund's net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time. In determining the NAV of each Fund's shares, securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities that are traded on the NASDAQ(R) National Market or the NASDAQ(R) SmallCap MarketSM (collectively "NASDAQ(R) traded securities") are valued at the NASDAQ(R) Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ(R) traded securities for which there is no NOCP are valued at the most recent bid price. Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available. Any securities for which there are no readily available market quotations and other assets will be valued at their value as determined in good faith by the Board of Trustees.

An example of how the Funds calculated the net asset value per share as of September 30, 2006 is as follows:

Intrepid Capital Fund


                         Net Assets            =       Net Asset Value per share
               ------------------------------
                    Shares Outstanding

                        $27,845,209            =                $10.18
               ------------------------------
                         2,735,880


Intrepid Small Cap Fund


                         Net Assets            =       Net Asset Value per share
               ------------------------------
                    Shares Outstanding

                        $1,992,901             =                $10.37
               ------------------------------
                          192,093

                             DISTRIBUTION OF SHARES

     The Trust has adopted a Service and Distribution Plan (the "Plan"). The Plan was adopted in anticipation that the Funds will benefit from the Plan through increased sale of shares, thereby reducing each Fund's expense ratio and providing the Advisor greater flexibility in management. The Plan authorizes payments by each Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets. Amounts paid under the Plan by a Fund may be spent by a Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

     The Plan may be terminated by a Fund at any time by a vote of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees") or by a vote of a majority of the outstanding shares of the Fund. Messrs. Broaddus, Clarke, Osterman and Vandergriff are currently the Rule 12b-1 Trustees. Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the Fund's shares.

     While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust. The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or officers of the Trust. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

     The tables below show the amount of 12b-1 fees paid by the Intrepid Capital Fund and the Intrepid Small Cap Fund for the fiscal period from January 3, 2005 to September 30, 2005 and the fiscal year ended September 30, 2006.


--------------------------------------------------------------------------------
                                            12b-1 fees paid
----------------------------------------------------- --------------------------
Fund                           Year Ended                       Year Ended
                             September 30,                     September 30,
                                  2006                             2005
----------------------------------------------------- --------------------------
Intrepid Capital Fund           $68,043                           $28,748
----------------------------------------------------- --------------------------
Intrepid Small Cap Fund          $3,538                             n/a
----------------------------------------------------- --------------------------


For the fiscal year ended September 30, 2006, the following amounts were paid pursuant to the Distribution Plan:




                                    ------------------------------------------------------
                                                  12b-1 Expenses Paid
                                    ------------------------------------------------------
                                    Intrepid Capital Fund          Intrepid Small Cap Fund
Advertising and Marketing                   $4,906                            $0
Printing and Postage                          $0                              $0
Payment to distributor                     $33,491                          $1,874
Payment to dealers                         $29,646                          $1,664
Compensation to sales personnel               $0                              $0
Other Marketing Expenses                      $0                              $0



The Intrepid Income Fund and the Intrepid All Cap Fund had not commenced operations at September 30, 2006.


                AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

     The Funds offer an automatic investment option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account on the schedule (e.g., monthly, bimonthly, or quarterly) the shareholder selects. The minimum amount required to open an account with an automatic investment plan is $2,500 and the minimum investment amount thereafter is $100 per month.

     The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. Shares will be purchased at the NAV calculated on the day of your purchase order if your purchase order is received prior to the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time). The minimum amount that can be transferred by telephone is $100.


Anti-Money Laundering Program

     The Funds have established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                              REDEMPTION OF SHARES

     A shareholder's right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (i) trading on the NYSE is restricted pursuant to rules and regulations of the SEC;
(ii) the SEC has by order permitted such suspension; or (iii) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

     Each Fund imposes a 2% redemption fee on the value of shares redeemed less than 30 days after purchase. The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through the systematic withdrawal plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

     In calculating whether a redemption of a Fund's shares is subject to a redemption fee, a shareholder's holdings will be viewed on a "first in/first out" basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current NAV of the shares as of the redemption date.

                           SYSTEMATIC WITHDRAWAL PLAN

     An investor who owns shares of a Fund worth at least $10,000 at the current NAV may, by completing an application which may be obtained from the Trust or USBFS, create a Systematic Withdrawal Plan ("SWP") from which a fixed sum will be paid to the investor at regular intervals. To establish the SWP, the investor deposits Fund shares with the Trust and appoints the Trust as agent to effect redemptions of shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account. Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Trust is required. The investor's signature should be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

     The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemptions of shares in the account at NAV. Redemptions will be made in accordance with the schedule (e.g., monthly, bimonthly, quarterly or yearly, but in no event more frequently than monthly) selected by the investor. If a scheduled redemption is a weekend or a holiday, such redemption will be made on the next business day. Because a SWP may reduce, and eventually deplete, your account over time, investors may want to consider reinvesting all income dividends and capital gains distributions payable by each Fund. The investor may purchase or transfer additional Fund shares in his or her account at any time.

     Withdrawal payments cannot be considered as yield or income on the investor's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

     The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying USBFS in writing 30 days prior to the next payment.

                        ALLOCATION OF PORTFOLIO BROKERAGE

General

     Each Fund's securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Trust's Board of Trustees. Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Trust's Board of Trustees. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs. Many of these transactions involve payment of a brokerage commission by the Funds. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's reputation, financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when a market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

     In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion.

Brokerage Commissions

     An aggregate brokerage commission paid by the Intrepid Capital Fund and the Intrepid Small Cap Fund for the following fiscal periods is shown in the table below. The Intrepid Income Fund had not commenced operations as of the date of this SAI.



                                            Brokerage Fees Paid
                                 Year Ended                       Year Ended
                               September 30,                     September 30,
Fund                                2006                             2005
Intrepid Capital Fund              $7,741                           $24,937
Intrepid Small Cap Fund            $2,855                             n/a




     Aggregate brokerage commissions paid by the Intrepid Capital Fund and the Intrepid Small Cap Fund to brokers who provided brokerage and research services for the following fiscal periods are shown in the table below.


                                                Intrepid Capital Fund                 Intrepid Small Cap Fund
                                          ----------------------------------    ------------------------------------
                                             Year Ended        Year Ended          Year Ended         Year Ended
                                            September 30,    September 30,        September 30,     September 30,
                                                2006             2005                 2006               2005
Commissions Paid to Brokers Who                 $917            $9,858                $274               n/a
Supplied Research Services

Total Dollar Amount                          $1,040,717       $6,681,794            $110,199             n/a
Involved in Such Transactions


                                      TAXES

     This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Funds.

Taxation as Regulated Investment Company

     Each Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     In order to qualify as a regulated investment company under Subchapter M, each Fund must have at least 90% of its annual gross income derived from qualified sources and each Fund must have at least 50% of its assets invested in qualified assets for each quarter during a fiscal year, in addition to meeting other code requirements.

     If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Tax Character of Distributions and Redemptions

     Each Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year. Dividends from net investment income and short-term capital gains are taxable to investors as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. Distributions from each Fund are taxable to investors, whether received in cash or in additional shares of the Fund.

     Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the per share NAV of such shares by the amount of the dividend or distribution. Furthermore, if the NAV of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him or her.

     Redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Backup Withholding

     The Funds may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with his or her social security or other tax identification number and certify under penalty of perjury that such number is correct and that he or she is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.


                  SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES

     As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment restrictions of the Funds; and
(iii) filling vacancies on the Board of Trustees in the event that less than a majority of the Board of Trustees were elected by shareholders or if filling a vacancy would result in less than two-thirds of the trustees having been elected by shareholders. In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding. Trustees may appoint successor Trustees.


                                CAPITAL STRUCTURE

Shares of Beneficial Interest

     The Trust will issue new shares at its most current NAV. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust has registered an indefinite number of each Fund shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights. The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Additional Series

     The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Trust's Board of Trustees engaged Deloitte & Touche LLP, located at 555 East Wells Street, Milwaukee, Wisconsin 53202, to perform the annual audits of the Funds.


                        DESCRIPTION OF SECURITIES RATINGS

     The Funds may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

Standard & Poor's Commercial Paper Ratings

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The categories rated A-3 or higher are as follows:

     A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed "A-1."

     A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody's Short-Term Debt Ratings.

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          1.   Leading market positions in well-established industries.

          2.   High rates of return on funds employed.

          3. Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          4. Broad margins in earnings coverage of fixed financial charges end high internal cash generation.

          5. Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     The Funds may invest in debt securities of foreign countries rated AAA or AA by Standard & Poor's.

Standard & Poor's Ratings For Corporate Bonds

     AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" or "BBB- rating.

     B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" or "CCC-" rating.

     C The rating "C" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CC" or "CC-" debt rating. The "C" rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during the period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Ratings for Bonds

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds that are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time many be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a) (1) Certificate of Trust is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004 via EDGAR, Accession No. 0000897069-04-001561.

      (2) Agreement and Declaration of Trust is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004 via EDGAR, Accession No. 0000897069-04-001561.

(b) By-Laws are herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004 via EDGAR, Accession No. 0000897069-04-001561.

(c) Instruments Defining Rights of Security Holders - See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)(i)(A) Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004 via EDGAR, Accession No. 0000897069-04-002104.

   (i)(B) Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 13, 2005 via EDGAR, Accession No. 0000897069-05-001731.


   (i)(C) Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2007 via EDGAR, Accession No. 0000897069-07-000974.

   (i)(D) Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid All Cap Fund - filed herewith.


(e) (i) Distribution Agreement between Intrepid Capital Management, Inc and Quasar Distributors, LLC is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004 via EDGAR, Accession No.
          0000897069-04-002104.

(f)       Bonus, profit sharing contracts - None

(g) (i) Custodian Agreement between Intrepid Capital Management Funds Trust and U.S. Bank National Association is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004 via EDGAR, Accession No. 0000897069-04-002104.

(h)(i)(A) Fund Administration Servicing Agreement between Intrepid
          Capital Management Funds Trust and U.S.Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004 via EDGAR, Accession No. 0000897069-04-002104.

  (ii)(A) Transfer Agent Agreement between Intrepid Capital Management Funds Trust and U.S.Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004 via EDGAR, Accession No. 0000897069-04-002104.

 (iii)(A) Fund Accounting Servicing Agreement between Intrepid Capital Management Funds Trust and U.S.Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004 via EDGAR, Accession No. 0000897069-04-002104.

(i)       Opinion and consent of counsel - filed herewith.

(j) (i) Consent of Independent Registered Public Accounting Firm, Deloitte & Touche LLP - filed herewith

     (ii) Consent of Independent Registered Public Accounting Firm, The Griggs Group CPAs is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 28, 2005 via EDGAR, Accession No. 0000897069-05-002311.

    (iii) Consent of Independent Registered Public Accounting Firm, Ennis, Pellum & Associates, P.A. is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 28, 2005 via EDGAR, Accession No. 0000897069-05-002311.

     (iv) Powers of Attorney is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 3, 2004 via EDGAR, Accession No. 0000897069-04-002084.

(k)       Financial statements omitted from prospectus - None

(l) Initial Capital Agreements - Subscription agreement is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004 via EDGAR, Accession No. 0000897069-04-002104.

(m) (i) Form of Service and Distribution Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004 via EDGAR, Accession No.
          0000897069-04-001561.

(n)       Rule 18f-3 Plan - None.

(o)       Reserved

(p) (i) Code of Ethics of the Intrepid Capital Management Funds Trust and Intrepid Capital Management, Inc. is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004 via EDGAR, Accession No. 0000897069-04-001561.

Item 24.  Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25.  Indemnification

         Reference is made to Article VI in the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant's Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser

         Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  Principal Underwriter

         (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:



         Advisors Series Trust                       The Jensen Portfolio, Inc.
   AIP Alternative Strategies Funds                 Julius Baer Investment Funds
      AIP Underlying Funds Trust                        The Kensington Funds
     AIP Variable Insurance Trust                       Keystone Mutual Funds
      Allied Asset Advisors Funds                    Kiewit Investment Fund L.P.
          Alpine Equity Trust                    Kirr, Marbach Partners Funds, Inc.
          Alpine Income Trust                                LKCM Funds
          Alpine Series Trust                           Masters' Select Funds
       Brandes Investment Trust                   Matrix Advisors Value Fund, Inc.
      Brandywine Blue Fund, Inc.                         Monetta Fund, Inc.
          Brazos Mutual Funds                               Monetta Trust
     Bridges Investment Fund, Inc.                      The MP 63 Fund, Inc.
             Buffalo Funds                                   MUTUALS.com
      Buffalo Balanced Fund, Inc.                 Nicholas Equity Income Fund, Inc.
     Buffalo High Yield Fund, Inc.                 Nicholas Family of Funds, Inc.
     Buffalo Large Cap Fund, Inc.                        Nicholas Fund, Inc.
     Buffalo Small Cap Fund, Inc.                  Nicholas High Income Fund, Inc.
     Buffalo USA Global Fund, Inc.                        Nicholas II, Inc.
      Country Mutual Funds Trust                   Nicholas Limited Edition, Inc.
          Cullen Funds Trust                      Nicholas Money Market Fund, Inc.
             Everest Funds                            Permanent Portfolio Funds
           FFTW Funds, Inc.                              Perritt Funds, Inc.
      First American Funds, Inc.              Perritt MicroCap Opportunities Fund, Inc.
 First American Investment Funds, Inc.                 PRIMECAP Odyssey Funds
  First American Strategy Funds, Inc.             Professionally Managed Portfolios
        Fort Pitt Capital Funds                       Prudent Bear Funds, Inc.
        The Glenmede Fund, Inc.                          The Purisima Funds
        The Glenmede Portfolios                        Quaker Investment Trust
           Greenspring Fund                  Rainier Investment Management Mutual Funds
        Guinness Atkinson Funds                            Rockland Trust
     Harding, Loevner Funds, Inc.                      Skyhawk Small Cap Fund
       The Hennessy Funds, Inc.                       Summit Mutual Funds, Inc.
      Hennessy Mutual Funds, Inc.                    Thompson Plumb Funds, Inc.
       Hotchkis and Wiley Funds                     TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust            Trust For Professional Managers
       Jacob Internet Fund Inc.                             Wexford Trust

         (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:



Name and Principal   Position and Offices with Quasar     Positions and Offices
Business Address     Distributors, LLC                    with Registrant

James R. Schoenike   President, Board Member              None
Andrew Strnad        Secretary                            None
Joe Redwine          Board Member                         None
Bob Kern             Board Member                         None
Eric W. Falkeis      Board Member                         None
Teresa Cowan         Assistant Secretary                  None



The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) Not applicable.


Item 28.  Location of Accounts and Records

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 3652 South Third Street, Suite 200, Jacksonville Beach, Florida; and all other records will be maintained by the Registrant's Administrator, U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin.

Item 29.  Management Services

         Not applicable.

Item 30.  Undertakings

         Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on August 13, 2007.




                                      Intrepid Capital Management Funds Trust

                                      By:  /s/ Mark F. Travis
                                           ----------------------------------
                                             Mark F. Travis
                                             President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                             Title                      Date

/s/ Mark F. Travis                    President and Treasurer    August 13, 2007
-------------------------------
Mark F. Travis                        (Principal Executive,
                                      Financial and Accounting
                                      Officer) and Trustee

/s/ John J. Broaddus*                 Trustee                    August 13, 2007
-------------------------------
John J. Broaddus

/s/ Roy F. Clarke*                    Trustee                    August 13, 2007
-------------------------------
Roy F. Clarke

/s/ Peter R. Osterman, Jr.*           Trustee                    August 13, 2007
-------------------------------
Peter R. Osterman, Jr.

/s/ Ed Vandergriff, Jr.*              Trustee                    August 13, 2007
-------------------------------
Ed Vandergriff, Jr.

*By: /s/ Mark F. Travis
       Mark F. Travis
       Attorney-In Fact

                                INDEX TO EXHIBITS

Exhibit
Number                     Description



(d)(i)(D) Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid All Cap Fund


(i)                        Opinion and consent of counsel.

(j)(i)                     Consent of Independent Registered Public Accounting
                           Firm